Earnings per Share ("EPS") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic EPS
Net Income (Numerator)	$ 153,151	$ 126,351	$ 93,473
Shares (Denominator)	66,872,500	67,195,180	67,236,681
Per Share Amount	$ 2.29	$ 1.88	$ 1.39
Diluted EPS
Net Income (Numerator)	$ 153,151	$ 126,351	$ 93,473
Potential dilutive common shares and warrants	183,956	119,679	77,282
Shares (Denominator)	67,056,456	67,314,859	67,313,963
Per Share Amount (in dollars per share)	$ 2.28	$ 1.88	$ 1.39